                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                             -----------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.
Institutional Investment Manager Filing this Report:
Name:    SELZ CAPITAL, LLC
Address: 600 FIFTH AVENUE (25TH FLOOR)
         NEW YORK NY 10020
Form 13F File Number:  28-028-10873
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:    BERNARD SELZ
Title:   MANAGING MEMBER
Phone:   (212) 218-8270
Signature, Place, and Date of Signing:
------------------------   NEW YORK, NY      OCTOBER 18, 2005
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:               0
 Form 13F Information Table Entry Total:         55
 Form 13F Information Table Value Total: $  287,717
                                         (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                           NONE
     ----      ---------------------
     [Repeat as necessary.]
                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                 VALUE       SHRS OR  SH/ PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP      (x$1000)     PRN AMT  PRN CALL   DISCRETION     MANAGERS    SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP          COM          G3223R108    6,594       67,350  SH         SOLE                      12,000     -     55,350
 LTD
ABX AIR INC               COM          00080S101      476       58,000  SH         SOLE                      58,000     -          -
AT&T CORP                 COM NEW      001957505    8,237      416,000  SH         SOLE                     107,000     -    309,000
ALLIANCE RES              UT LTD PART  01877R108    3,675       80,000  SH         SOLE                      80,000     -          -
 PARTNER L P
AMERICAN TOWER            CL A         029912201    5,739      230,000  SH         SOLE                      45,000     -    185,000
 CORP
ANNALY MTG MGMT           COM          035710409      562       43,400  SH         SOLE                      10,200     -     33,200
 INC
CAPITAL AUTOMOTIVE        COM SH BEN   139733109   16,723      432,000  SH         SOLE                     270,000     -    162,000
 REIT                     INT
CAREMARK RX INC           COM          141705103    4,993      100,000  SH         SOLE                      22,000     -     78,000
CARRIER ACCESS CORP       COM          144460102      960      174,000  SH         SOLE                     174,000     -          -
CENTEX CORP               COM          152312104    4,521       70,000  SH         SOLE                      14,000     -     56,000
CRAY INC                  COM          225223106      577      627,200  SH         SOLE                      75,000     -    552,200
CROWN HOLDINGS INC        COM          228368106   10,361      650,000  SH         SOLE                     248,000     -    402,000
ENSCO INTL INC            COM          26874Q100    1,864       40,000  SH         SOLE                       9,000     -     31,000
EPIQ SYS INC              COM          26882D109    2,182      100,000  SH         SOLE                      24,000     -     76,000
EL PASO CORP              DBCV 2/6     28336LAC3    1,078    2,000,000  PRN        SOLE                   1,220,000     -    780,000
ESPEED INC                CL A         296643109    3,790      500,000  SH         SOLE                     118,000     -    382,000
FISHER SCIENTIFIC         COM NEW      338032204    3,723       60,000  SH         SOLE                      19,000     -     41,000
 INTL INC
FLAMEL TECHNOLOGIES       SPONSORED    338488109    9,331      499,000  SH         SOLE                     197,900     -    301,100
 SA                       ADR
FREEPORT-MCMORAN          CL B         35671D857    4,859      100,000  SH         SOLE                      29,000     -     71,000
 COPPER & GO
GOLDCORP INC NEW          W EXP        380956144    1,354      375,000  SH         SOLE                     117,500     -    257,500
                          05/30/205
GOLDCORP INC NEW          COM          380956409   18,788      937,500  SH         SOLE                     280,250     -    657,250
GRACE W R & CO            COM          38388F108      716       80,000  SH         SOLE                      13,000     -     67,000
 DEL NEW
GREY WOLF INC             COM          397888108      422       50,000  SH         SOLE                      12,000     -     38,000
HIGHLAND HOSPITALITY      COM          430141101    1,642      160,000  SH         SOLE                     100,000     -     60,000
 CORP
ISTAR FINL INC            COM          45031U101    6,724      166,300  SH         SOLE                      67,800     -     98,500
ISHARES INC               MSCI JAPAN   464286848    4,876      400,000  SH         SOLE                      84,000     -    316,000
KINDER MORGAN             SHS          49455U100    4,956      100,000  SH         SOLE                      18,000     -     82,000
 MANAGEMENT LLC
LIBERTY GLOBAL INC        COM SER A    530555101    1,132       41,812  SH         SOLE                       8,031     -     33,781
LIBERTY GLOBAL INC        COM SER A    530555309    1,077       41,812  SH         SOLE                       8,031     -     33,781
MFA MTG INVTS INC         COM          55272X102      613      100,000  SH         SOLE                     100,000     -          -
MCKESSON CORP             COM          58155Q103    9,490      200,000  SH         SOLE                      43,000     -    157,000
MESA AIR GROUP INC        COM          590479101    8,744    1,059,908  SH         SOLE                     242,000     -    817,908
NORTHERN ORION RES        COM          665575106      147       50,000  SH         SOLE                       9,500     -     40,500
 INC
OWENS ILL INC             COM NEW      690768403    2,062      100,000  SH         SOLE                      20,000     -     80,000
PFIZER INC                COM          717081103    8,615      345,000  SH         SOLE                      58,000     -    287,000
PRECISION DRILLING        COM          74022D100    3,939       80,000  SH         SOLE                      16,000     -     64,000
 CORP
RANDGOLD RES LTD          ADR          752344309    4,779      304,000  SH         SOLE                     131,100     -    172,900
REGISTER COM INC          COM          75914G101    2,945      380,000  SH         SOLE                      68,600     -    311,400
RIMAGE CORP               COM          766721104    4,673      175,200  SH         SOLE                      49,700     -    125,500
SBC COMMUNICATIONS        COM          78387G103   14,032      585,400  SH         SOLE                     232,000     -    353,400
 INC
SANDISK CORP              COM          80004C101      965       20,000  SH         SOLE                       5,000     -     15,000
SEABRIGHT INSURANCE       COM          811656107    1,294      100,000  SH         SOLE                       9,000     -     91,000
 HLDGS IN
SIEBEL SYS INC            COM          826170102    1,550      150,000  SH         SOLE                      31,000     -    119,000
SPIRIT FIN CORP           COM          848568309    1,238      110,000  SH         SOLE                     100,000     -     10,000
SPRINT NEXTEL CORP        COM FON      852061100    5,707      240,000  SH         SOLE                      86,000     -    154,000
STREETTRACKS GOLD         GOLD SHS     863307104    1,868       40,000  SH         SOLE                       5,700     -     34,300
 TR
SUN HEALTHCARE            COM NEW      866933401    1,215      165,100  SH         SOLE                     165,100     -          -
 GROUP INC
SUPERIOR ENERGY           COM          868157108    2,309      100,000  SH         SOLE                      19,000     -     81,000
 SVCS INC
TALISMAN ENERGY           COM          87425E103    4,895      100,000  SH         SOLE                      14,000     -     86,000
 INC
TESCO CORP                COM          88157K101   34,777    2,216,700  SH         SOLE                     705,000     -  1,511,700
3-D SYS CORP DEL          COM NEW      88554D205   12,916      581,000  SH         SOLE                      93,900     -    487,100
VENTAS INC                COM          92276F100   12,146      377,200  SH         SOLE                     169,000     -    208,200
VICOR CORP                COM          925815102      455       30,000  SH         SOLE                      30,000     -          -
WRIGHT EXPRESS CORP       COM          98233Q105   13,200      611,400  SH         SOLE                     251,400     -    360,000
ZI CORP                   COM          988918108    1,211      420,000  SH         SOLE                     180,000     -    240,000
                                                  -------
                                                  287,717
                                                  =======